Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net loss	$ (9,182)	$ (11,053)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,134	511
Operating lease right-of-use assets expense	1,749	1,151
Foreign currency remeasurement (gain) loss	(175)	194
Stock-based compensation	8,104	8,274
Deferred income taxes	(82)	(9)
Other	(1,566)	(21)
Change in value of earn-out and warrant liabilities	109	(3,252)
Changes in operating assets and liabilities:
Accounts receivable	10,049	6,837
Prepaid expenses and other current assets	3,571	205
Deferred contract costs and other assets	2,987	321
Accounts payable, accrued expenses, operating lease liabilities and other liabilities	(12,828)	(11,725)
Deferred revenue	(2,620)	2,444
Net cash provided by (used in) operating activities	1,250	(6,123)
Investing activities
Maturities of investments	1,670	861
Purchases of investments	(74)	(179,890)
Cash paid in business combinations and asset acquisitions, net of cash acquired	0	(1,473)
Capitalization of internal-use software	(259)	0
Purchase of property and equipment	(225)	(969)
Other	(250)	0
Net cash provided by (used in) investing activities	862	(181,471)
Financing activities
Purchase of common stock	(1,811)	(744)
Proceeds from stock option exercises	1,131	1,036
Repayments of finance leases	(10)	(5)
Net cash (used in) provided by financing activities	(690)	287
Effect of exchange rates on cash	217	(2,146)
Net increase (decrease) in cash and cash equivalents	1,639	(189,453)
Cash and cash equivalents at beginning of period	227,188	268,217
Cash and cash equivalents at end of period	228,827	78,764
Supplemental disclosures of cash flow information
Income taxes paid	327	335
Contingent consideration in business combination	$ 0	$ 5,636